Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Principal accounting policies [abstract]
Basis of preparation
(a)	Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB"). These financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, financial assets at fair value through profit or loss and derivative financial assets and liabilities.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company and its subsidiaries' accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.

As at 31 December 2017, the Company and its subsidiaries have net current liabilities of approximately RMB107.4 billion, and a portion of the Company and its subsidiaries' funding requirements for capital expenditures were satisfied by short-term financing. Taking into consideration of the expected operating cash flows of the Company and its subsidiaries and the undrawn available banking facilities of approximately RMB241.9 billion as at 31 December 2017, the Company and its subsidiaries are expected to refinance certain of its short-term loans and bonds and also to consider alternative sources of financing, where applicable and when needed.

Therefore, the directors of the Company are of the opinion that the Company and its subsidiaries will be able to meet its liabilities as and when they fall due within the next twelve months and accordingly, these consolidated financial statements are prepared on a going concern basis.

The IASB has issued several amendments to IFRSs that are first effective for the current accounting period of the Company and its subsidiaries. None of these developments have had a material effect on how the Company and its subsidiaries' results and financial position for the current or prior periods have been prepared or presented. However, additional disclosure has been included in Note 35 to satisfy the new disclosure requirements introduced by the amendments to IAS 7, Statement of cash flows: Disclosure initiative, which require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. The Company and its subsidiaries have not applied any new standard or interpretation that is not yet effective for current accounting period.

Consolidation
(b)	Consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries.

Subsidiaries are investees over which the Company and its subsidiaries have the power to exercise control. The Company and its subsidiaries control an entity when it is exposed, or have rights to variable returns from their involvement with the entity and have the ability to affect those returns through their power over the entity. In assessing whether the Company and its subsidiaries have power, only substantive rights (held by the Company and its subsidiaries and other parties) are considered.

Subsidiaries are consolidated from the date when control is transferred to the Company and its subsidiaries. They are de-consolidated from the date when control ceases. Intra-group balances, transactions and cash flows, and any unrealised income and expenses arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealised gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company and its subsidiaries' interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment. The portion of the shareholders' equity of the subsidiaries, which is not attributable directly or indirectly to the parent company, is separately presented as non-controlling interests in the shareholders' equity in the consolidated financial statements.

When there is any inconsistency on the accounting policies or financial period adopted between subsidiaries and the Company, the financial statements of subsidiaries are adjusted according to the accounting policies or financial period adopted by the Company.

(i)	Business combinations

The acquisition method is used to account for the business combinations of the Company and its subsidiaries (including business combinations under common controls). The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company and its subsidiaries. Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Company and its subsidiaries recognize any non-controlling interests in the acquiree either at fair value or at the non-controlling interest's proportionate share of the recognized amounts of acquiree's identifiable net assets. The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (Note 2(i)). If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss.

(ii)	Changes in ownership interests in subsidiaries

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions - that is, as transactions with the equity owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company and its subsidiaries lose control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(k)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(b)(iii)).

(iii)	Associates and joint ventures

Associates are investees over which the Company and its subsidiaries have significant influence on the financial and operating decisions. A joint venture is an arrangement whereby the Company and its subsidiaries and other parties contractually agree to share control of the arrangement, and have rights to the net assets of the arrangement.

Investments in associates and joint ventures are initially recognized at cost and are subsequently measured using the equity method of accounting, unless it is classified as held for sale (or included in a disposal group that is classified as held for sale). The excess of the initial investment cost over the proportionate share of the fair value of identifiable net assets of investee acquired is included in the initial investment cost (Note 2(i)). Any shortfall of the initial investment cost to the proportionate share of the fair value of identifiable net assets of investee acquired is recognized in current period profit or loss and long-term investment cost is adjusted accordingly.

When applying equity method, the Company and its subsidiaries adjust net profit or loss of the investees, including the fair value adjustments on the net identifiable assets of the associates and joint ventures and the adjustments to align with the accounting policies of the Company and the Company's financial reporting periods. Current period investment income is then recognized based on the proportionate share of the Company and its subsidiaries in the investees' net profit or loss. Net losses of investees are recognized to the extent of the carrying value of long-term equity investments and any other constituting long-term equity investments in investees that in substance form part of the investments in the investees. The Company and its subsidiaries continue to recognize investment losses and provision if they bear additional obligations which meet the recognition criteria.

The Company and its subsidiaries adjust the carrying amount of the investment and directly recognize into related other comprehensive income based on their proportionate share on the movements of the investees' other comprehensive income.

When the investees appropriate profit or declare dividends, the carrying value of long-term equity investments are reduced correspondingly by the proportionate share of the distribution.

The Company and its subsidiaries determine at each reporting date whether there is any objective evidence that the investment in the associate or the joint venture is impaired. If this is the case, the Company and its subsidiaries calculate the amount of impairment as the difference between the recoverable amount of the associate or the joint venture and its carrying value and recognize the amount in the consolidated statement of comprehensive income.

Profits or losses resulting from transactions between the Company and its subsidiaries and the associates and joint ventures are recognized in the Company and its subsidiaries' financial statements only to the extent of the unrelated third party investor's interests in the associates and joint ventures. Loss from transactions between the Company and its subsidiaries and the associates and joint ventures is fully recognized and not eliminated when there is evidence for asset impairment.

If an investment in an associate becomes an investment in a joint venture or vice versa, retained interest is not remeasured. Instead, the investment continues to be accounted for under the equity method.

Gains and losses arising from dilution of investments in associates and joint ventures are recognized in the consolidated statement of comprehensive income.

In all other cases, when the Company and its subsidiaries cease to have significant influence over an associate or joint control over a joint venture, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when significant influence or joint control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(k)).

Segment reporting
(c)	Segment reporting

The Company and its subsidiaries determine the operating segment based on the internal organization structure, management requirement and internal reporting system for purposes of presenting reportable segment information.

An operating segment represents a component of the Company and its subsidiaries that meets all the conditions below: (i) the component earns revenue and incurs expenses in its daily operating activities; (ii) chief operating decision maker of the Company and its subsidiaries regularly reviews the operating results of the component in order to make decisions on allocating resources and assessing performance; (iii) the financial position, operating results, cash flows and other related financial information of the component are available. When the two or more operating segments exhibit similar economic characteristics and meet certain conditions, the Company and its subsidiaries combine them as one reportable segment.

Foreign currency translation
(d)	Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each of the Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in Renminbi ("RMB"), which is the Company's functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the spot exchange rate on the transaction dates. As at the end of reporting period, foreign currency monetary items are translated into functional currency at the spot exchange rate as at the end of reporting period. Exchange differences are directly expensed in current period profit or loss unless they arises from foreign currency loans borrowed for purchasing or construction of qualifying assets which is eligible for capitalization or they arise from monetary items that qualify as hedging instruments in cash flow hedges which are recorded in other comprehensive income to the extent that the hedge is effective.

(iii)	Foreign subsidiaries

The operating results and financial position of the foreign subsidiaries are translated into presentation currency as follows:

Asset and liability items in each statement of financial position of foreign operations are translated at the closing rates at the end of reporting period; equity items excluding retained earnings are translated at the spot exchange rates at the date of the transactions. Income and expense items in the statement of comprehensive income of the foreign operations are translated at average exchange rates approximating the rate on transaction dates. All resulting translation differences are recognized in other comprehensive income.

The cash flows denominated in foreign currencies and cash flows of overseas subsidiaries are translated at average exchange rates approximating the rates at the dates when cash flows incurred. The effect of the foreign currency translation on the cash and cash equivalents is presented in the statement of cash flows separately.

On the disposal of a foreign operation (that is, a disposal of the Company and its subsidiaries' entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, a disposal involving loss of joint control over a joint ventures that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss.

In the case of a partial disposal that does not result in the Company and its subsidiaries losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (that is, reductions in the Company and its subsidiaries' ownership interest in associates or joint venture that includes a foreign operation that do not result in the Company and its subsidiaries losing significant influence or joint control), the proportionate share of the accumulated exchange difference is reclassified to profit or loss.

Property, plant and equipment
(e)	Property, plant and equipment

Property, plant and equipment consists of dam, port facilities, buildings, electric utility plant in service, transportation facilities, others and construction-in-progress ("CIP"). Property, plant and equipment acquired or constructed are initially recognized at cost and carried at the net value of cost less accumulated depreciation and accumulated impairment loss, unless classified as held for sale (or included in a disposal group that is classified as held for sale).

Cost of CIP comprises construction expenditures, other expenditures necessary for the purpose of preparing the CIP for its intended use, those borrowing costs incurred before the assets are ready for intended use that are eligible for capitalization. CIP is not depreciated until such time as the relevant asset is completed and ready for its intended use.

Subsequent costs about property, plant and equipment are included in the asset's carrying amount only when it is probable that future economic benefits associated with the item will flow to the Company and its subsidiaries and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. Other subsequent expenditures not qualified for capitalization are charged in the current period profit or loss when they are incurred.

Depreciation of property, plant and equipment is provided based on book value of the asset less estimated residual value over the estimated useful life using straight-line method. For those impaired property, plant and equipment, depreciation is provided based on book value after deducting impairment provision over the estimated useful life of the asset. The estimated useful lives are as follows:

Estimated useful lives

Dam	8 - 50 years
Port facilities	20 - 40 years
Buildings	8 - 30 years
Electric utility plant in service	5 - 30 years
Transportation facilities	8 - 27 years
Others	5 - 14 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. At the end of each year, the Company and its subsidiaries review the estimated useful lives, residual values and the depreciation method of the property, plant and equipment and make adjustment when necessary.

Property, plant and equipment is derecognized when it is disposed of, or is not expected to bring economic benefit through use or disposal. The amount of disposal proceeds arising from sale, transfer, disposal or write-off of the property, plant and equipment less book value and related tax expenses is recorded in 'operating expenses - others' in the statement of comprehensive income.

The carrying amount of property, plant and equipment is written down immediately to its recoverable amount when its carrying amount is greater than its recoverable amount (Note 2(j)).

Investment property
(f)	Investment property

Investment properties are land and/or buildings which are owned or held under a leasehold interest (Note 2(y)) to earn rental income and/or for capital appreciation. These include land held for a currently undetermined future use and property that is being constructed or developed for future use as investment property.

Investment properties are stated at fair value, unless they are still in the course of construction or development at the end of the reporting period and their fair value cannot be reliably measured at that time. Any gain or loss arising from a change in fair value or from the retirement or disposal of an investment property is recognized in profit or loss. Rental income from investment properties is accounted for as described in Note 2(x)(vi).

Power generation license
(g)	Power generation license

The Company and its subsidiaries acquired the power generation license as part of the business combination with Tuas Power Ltd. ("Tuas Power"). The power generation license is initially recognized at fair value at the acquisition date. The license has an indefinite useful life and is not amortized. The assessment that the license has an indefinite useful life is based on the expected renewal of power generation license without significant restriction and cost, together with the consideration on related future cash flows generated and the expectation of continuous operations. It is tested annually for impairment and carried at cost less accumulated impairment loss. Useful life of the power generation license is reviewed by the Company and its subsidiaries each financial period to determine whether events and circumstances continue to support the indefinite useful life assessment.

Mining rights
(h)	Mining rights

Mining rights are stated at cost less accumulated amortization and impairment losses (Note 2(j)) and are amortized based on the units of production method utilizing only recoverable coal reserves as the depletion base, unless the mining rights are classified as held for sale (or included in a disposal group that is classified as held for sale).

Goodwill
(i)	Goodwill

Goodwill arising from the acquisitions of subsidiaries, associates and joint ventures represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the Company and its subsidiaries' share of the net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree at the date of acquisition.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (Note 2(j)).

On disposal of a cash generating unit during the year, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

Impairment of non-financial assets
(j)	Impairment of non-financial assets

The carrying amounts of property, plant and equipment, mining rights, intangible assets with definite useful lives, land use rights and long-term equity investments not accounted for as financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. Goodwill, indefinite-lived intangible assets and intangible assets not yet available for sale are tested for impairment annually regardless of whether there are indications of impairment or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized if the carrying amount of an asset or cash-generating unit ("CGU") exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less cost to sell. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

Subject to an operating segment ceiling test, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

An impairment loss in respect of goodwill is not reversed. Except for goodwill, all impaired non-financial assets are subject to review for possible reversal of impairment at each reporting date. A reversal of an impairment loss is limited to the asset's carrying amount that would have been determined had no impairment loss been recognized in prior year. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

Financial instruments
(k)	Financial instruments

Financial assets are classified in the following categories at initial recognition: at fair value through profit or loss, loans and receivables and available-for-sale. The classification depends on the intention and ability of the Company and its subsidiaries to hold the financial assets.

(i)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and designated upon initial recognition as at fair value through profit or loss, and contingent consideration of the acquirer in a business combination. A financial asset is classified in this category if acquired principally for the purpose of selling in the short term. Derivatives are classified as held for trading unless they are designated as hedges. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.

(ii)	Loans and receivables

Loans and receivables refer to the non-derivative financial assets for which there is no quotation in the active market with fixed or determinable amount. They are included in current assets, except for maturities greater than 12 months after the end of reporting period which are classified as non-current assets. Loans and receivables are primarily included in as 'accounts receivable', 'other receivables and assets' and 'other non-current assets' in the statement of financial position.

(iii)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified in any of the other categories. They are included in current assets when management intends to dispose of the available-for-sale financial assets within 12 months of the end of reporting period, otherwise, they are classified as non-current assets.

(iv)	Recognition and measurement

Regular purchases and sales of financial assets are recognized at fair value initially on trade-date - the date on which the Company and its subsidiaries commit to purchase or sell the asset. Transaction costs relating to financial assets at fair value through profit or loss are directly expensed in the profit or loss as incurred. Transaction costs for other financial assets are included in the carrying amount of the asset at initial recognition. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and all risks and rewards related to the ownership of the financial assets have been transferred to the transferee.

Financial assets at fair value through profit or loss and available-for-sale are subsequently measured at fair value. When an active market exists for a financial instrument, fair value is determined based on quoted prices in the active market. When no active market exists, fair value is determined by using valuation techniques. When applying valuation techniques, the Company and its subsidiaries maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Changes in the fair value of financial assets at fair value through profit or loss are recorded in 'gain/(loss) on fair value changes of financial assets/liabilities'.

Investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost. Loans and receivables are carried at amortized cost using the effective interest method.

Except for impairment loss and translation differences on monetary financial assets, changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income. When these financial assets are derecognized, the accumulated fair value adjustments recognized in equity are included in the statement of comprehensive income as 'other investment income'. Dividends on available-for-sale financial assets are recorded in 'other investment income' when the right of the Company and its subsidiaries to receive payments is established.

(v)	Impairment of financial assets

Except for financial assets at fair value through profit or loss, the Company and its subsidiaries perform assessment on the book value of financial assets at the end of reporting period. Provision for impairment is made when there is objective evidence showing that a financial asset is impaired.

For investments in associates and joint ventures, the impairment loss is measured by comparing the recoverable amount of the investment with its carrying amount.

The impairment loss is reversed if there has been a favourable change in the estimates used to determine the recoverable amount.

In the case of equity investments classified as available for sale, a significant or prolonged decline in the fair value of the investment below its cost is evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss, measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss, is removed from equity and recognized in profit or loss. Impairment losses recognized in the profit or loss on equity instruments are not reversed through the profit or loss.

When financial assets carried at amortized cost are impaired, the carrying amount of the financial assets is reduced to the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset's original effective interest rate. The impaired amount is recognized as assets impairment loss in the current period. If there is objective evidence that the value of the financial assets has recovered as a result of objective changes in circumstances occurring after the impairment loss was originally recognized, the originally recognized impairment loss is reversed through profit or loss. For the impairment test of receivables, please refer to Note 2(l).

(vi)	Derivative financial instruments and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. Gain or loss arising from subsequent change in the fair value of derivative financial instruments is recognized in profit or loss except for the effective portions of gain or loss on the derivative financial instruments designated as cash flow hedges which are recognized directly in other comprehensive income. Cash flow hedge represents a hedge against the exposure to variability in cash flows, which such cash flow is originated from a particular risk associated with highly probable forecast transactions and variable rate borrowings and which could affect the statement of comprehensive income.

The hedged items of cash flow hedge are the designated items with respect to the risks associated with future cash flow change resulting from variability in cash flows of a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk of a committed future transaction. Hedging instruments are designated derivative for cash flow hedge whose cash flows are expected to offset changes in the cash flows of a hedged item.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedge item is more than 12 months.

The Company and its subsidiaries document their assessments, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. The Company and its subsidiaries apply ratio analysis method to evaluate the ongoing effectiveness of the cash flow hedge.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statement of comprehensive income within 'gain/(loss) on fair value changes of financial assets/liabilities'.

Amounts accumulated in equity are reclassified to the profit or loss in the periods when the hedged item affects profit or loss. The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognized in the statement of comprehensive income within 'interest expense'. The gain or loss relating to the effective portion of exchange forward hedging foreign currency denominated payables is recognized in the statement of comprehensive income within 'exchange gain/(loss) and bank charges, net'. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the asset. In the case where the Company and its subsidiaries expect all or a portion of net loss previously recognized directly in other comprehensive income will not be recovered in future financial periods, the irrecoverable portion will be reclassified into profit or loss.

When a hedging instrument expires or is sold, terminated or exercised or when a hedge no longer meets the criteria for hedge accounting, the Company and its subsidiaries will discontinue hedge accounting. Any cumulative gain or loss existing in equity at that time remains in equity and is subsequently recognized when the forecast transaction is ultimately recognized in the profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of comprehensive income within 'gain/(loss) on fair value changes of financial assets/liabilities'.

Loans and receivables
(l)	Loans and receivables

Loans and receivables, which primarily include accounts receivable, other receivables and other non-current assets, are recognized initially at fair value. Loans and receivables are subsequently measured at amortized cost less provision for doubtful debts using the effective interest method.

The Company and its subsidiaries establish an allowance for impairment that represents its estimate of incurred losses in respect of receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets.

When there is objective evidence that the Company and its subsidiaries will not be able to collect all amounts due according to the original terms of the receivables, impairment test is performed and related provision for doubtful accounts is made based on the shortfall between carrying amounts and respective present value of estimated future cash flows. The carrying amounts of the receivables are reduced through the use of allowance accounts, and the amount of the provision is recognized in the statement of comprehensive income within 'operating expenses - others'. When a receivable is uncollectible, it is written off against the allowance account for the receivable. Subsequent recoveries of amounts previously written off are credited against 'operating expenses - others' in the statement of comprehensive income.

Inventories
(m)	Inventories

Inventories include fuel for power generation, materials for repairs and maintenance and spare parts, and are stated at lower of cost and net realizable values.

Inventories are initially recorded at cost and are charged to fuel costs or repairs and maintenance, respectively when used, or capitalized to property, plant and equipment when installed, as appropriate, using weighted average cost basis. Cost of inventories includes costs of purchase and transportation costs.

When the forecast transaction that is hedged results in the recognition of the inventory, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the inventory.

Provision for inventory obsolescence is determined by the excess of cost over net realizable value. Net realizable values are determined based on the estimated selling price less estimated conversion costs during power generation, selling expenses and related taxes in the ordinary course of business.

Related parties
(n)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or jointly control of the same third party; one party is controlled or jointly controlled by a third party and the other party is an associate or a joint venture of the same third party.

Cash and cash equivalents
(o)	Cash and cash equivalents

Cash and cash equivalents listed in the statement of cash flows represents cash in hand, call deposits held with banks and other financial institutions, and other short-term (3 months or less), highly-liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. Bank overdrafts that are repayable on demand and form an integral part of the cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flow.

Borrowings
(p)	Borrowings

Borrowings are recognized initially at fair value less transaction costs and subsequently measured at amortized cost using the effective interest method. Borrowings are classified as current liabilities unless the Company and its subsidiaries have an unconditional right to defer settlement of the liability for at least 12 months after the end of reporting period.

Borrowing costs
(q)	Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets. The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

The amount of specific borrowing costs capitalized is net of the investment income on any temporary investment of the funds pending expenditure on the asset.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Share Capital
(r)	Share Capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Perpetual corporate bond
(s)	Perpetual corporate bond

Perpetual corporate bond is classified as equity if it is non-redeemable, or redeemable only at the Company's option, and any interests are discretionary. Interests on perpetual corporate bonds classified as equity are recognised as distributions within equity.

Payables
(t)	Payables

Payables primarily include accounts payable and other liabilities, and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Taxation
(u)	Taxation

(i)	Value-added tax ("VAT")

The domestic power, heat and goods sales of the Company and its subsidiaries are subject to VAT. VAT payable is determined by applying 17% (13% or 11% on heat) on the taxable revenue after offsetting deductible input VAT of the period.

The applicable tax rate of VAT in respect of the lease of tangible movable properties, transportation industry and other modern services industry are 17%, 11% and 6%, respectively.

According to the relevant regulations of Ministry of Finance of PRC and State Administration of Taxation, the transformation from Business Tax to VAT launched nation-wide from 1 May 2016 and all business tax taxpayers in the construction industry, real estate industry, financial industry, living services were included. The applicable tax rate of VAT in respect of sectors including construction services, lease of immovables, sale of immovables and transfer of land use rights is 11%, and in respect of financial and living services is 6%.

(ii)	Goods and service tax ("GST")

The power sales of the subsidiaries in Singapore are subject to goods and service tax of the country where they operate. GST payable is determined by applying 7% on the taxable revenue after offsetting deductible GST of the period.

(iii)	Current and deferred income tax

The income tax expense for the period comprises current and deferred income tax. Income tax expense is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Deferred income tax assets and liabilities are recognized based on the differences between tax bases of assets and liabilities and respective book values (temporary differences). For deductible tax losses or tax credit that can be brought forward in accordance with tax law requirements for deduction of taxable income in subsequent years, it is considered as temporary differences and related deferred income tax assets are recognized. No deferred income tax liability is recognized for temporary difference arising from initial recognition of goodwill. For those temporary differences arising from initial recognition of an asset or liability in a non-business combination transaction that affects neither accounting profit nor taxable profit (or deductible loss) at the time of the transaction, no deferred income tax asset and liability is recognized. The temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Company and its subsidiaries control the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The Company and its subsidiaries recognize deferred income tax assets to the extent that it is probable that taxable profit will be available to offset the deductible temporary difference, deductible tax loss and tax credit.

At the end of reporting period, deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or liability is settled.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilised. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Deferred income tax assets and deferred income tax liabilities are offset when meeting all the conditions below:

(1)	The Company and its subsidiaries have the legal enforceable right to offset current income tax assets and current income tax liabilities;

(2)	Deferred income tax assets and deferred income tax liabilities are related to the income tax levied by the same tax authority of the Company and its subsidiaries.

Employee benefits
(v)	Employee benefits

Employee benefits include all expenditures relating to the employees for their services. The Company and its subsidiaries recognize employee benefits as liabilities during the accounting period when employees render services and allocate to related cost of assets and expenses based on different beneficiaries.

In connection with pension obligations, the Company and its subsidiaries operate various defined contribution plans in accordance with the local conditions and practices in the countries and provinces in which they operate. A defined contribution plan is a pension plan under which the Company and its subsidiaries pay fixed contributions into a separate publicly administered pension insurance plan on mandatory and voluntary bases. The Company and its subsidiaries have no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The contributions are recognized as employee benefit when incurred. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in the future payment is available.

Government grants
(w)	Government grants

Government grants are recognized when the Company and its subsidiaries fulfill the conditions attached to them and they are probable to be received. When government grants are received in the form of monetary assets, they are measured at the amount received or receivable. When the grant is in the form of non-monetary assets, it is measured at fair value. When fair value cannot be measured reliably, nominal amount is assigned.

Asset-related government grant is recognized as deferred income and is amortized evenly in profit or loss over the useful lives of related assets.

Income-related government grant that is used to compensate subsequent related expenses or losses of the Company and its subsidiaries are recognized as deferred income and recorded in the profit or loss when related expenses or losses incurred. When the grant is used to compensate expenses or losses that were already incurred, they are directly recognized in current period profit or loss.

Revenue and income recognition
(x)	Revenue and income recognition

Revenue and income are recognized based the following methods:

Revenue and income are recognized when it is probable that the economic benefits associated with the transaction will flow to the Company and its subsidiaries and the amount of the revenue and income can be measured reliably.

(i)	Electricity and heat sales revenue

Electricity and heat sales revenue represents the fair value of the consideration received or receivable for electricity and heat sold in the ordinary course of the activities of the Company and its subsidiaries (net of VAT or GST). Revenue is earned and recognized upon transmission of electricity to the customers or the power grid controlled and owned by the respective regional or provincial grid companies.

(ii)	Goods sales revenue

Goods sales revenue represents the fair value of the consideration received or receivable for the sale of the goods in the ordinary course of the activities of the Company and its subsidiaries. Goods sales revenue is recognized when the goods is delivered to the customers and there is no unfulfilled obligation that could affect the customer's acceptance of the goods.

(iii)	Service revenue

Service revenue refers to amounts received from service of port loading, conveying and transportation. The Company and its subsidiaries recognize revenue when the relevant service is provided.

(iv)	Dividend income

Dividend income from unlisted investments is recognized when the shareholder's right to receive payment is established. Dividend income from listed investments is recognized when the share price of the investment goes ex-dividend.

(v)	Interest income

Interest income from deposits is recognized on a time proportion basis using effective interest method. Interest income from the finance lease is recognized on a basis that reflects a constant periodic rate of return on the net investment in the finance lease.

(vi)	Rental income from operating leases

Rental income receivable under operating leases is recognized in profit or loss in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased asset. Lease incentives granted are recognized in profit or loss as an integral part of the aggregate net lease payments receivable. Contingent rentals are recognized as income in the accounting period in which they are earned.

Leases
(y)	Leases

Leases where all the risks and rewards incidental to ownership of the assets are in substance transferred to the lessees are classified as finance leases. All other leases are operating leases.

(i)	Operating leases

Operating lease expenses are capitalized or expensed on a straight-line basis over the lease term.

The cost of acquiring land held under an operating lease is amortized on a straight-line basis over the period of the lease term.

(ii)	Finance lease

The Company and its subsidiaries recognize the aggregate of the minimum lease receipts and the initial direct costs on the lease inception date as the receivable. The difference between the aggregate of the minimum lease receipts and the initial direct costs and sum of their respective present values is recognized as unrealized finance income. The Company and its subsidiaries adopt the effective interest method to allocate such unrealized finance income over the lease term. At the end of reporting period, the Company and its subsidiaries present the net amount of finance lease receivable after deducting any unrealized finance income in non-current assets and current assets, respectively.

Please refer to Note 2(k)(u) for impairment test on finance lease receivables.

Where the Company and its subsidiaries acquire the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in fixed assets and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Company and its subsidiaries will obtain ownership of the asset, the life of the asset, as set out in Note 2(e). Impairment losses are accounted for in accordance with the accounting policy as set out in Note 2(j). Finance charges implicit in the lease payments are charged to profit or loss over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.

Purchase of electricity
(z)	Purchase of electricity
The overseas subsidiary of the Company recognizes electricity purchase cost when it purchases the electricity and transmits to its customers.
Financial guarantee contracts
(aa)	Financial guarantee contracts

The Company issues financial guarantee contracts that transfer significant insurance risk. Financial guarantee contracts are those contracts that require the issuer to make specified payments to reimburse the holders for losses they incur because specified debtors fail to make payments when due in accordance with the original or modified terms of debt instruments. Where the Company issues a financial guarantee, the fair value of the guarantee is initially recognized as deferred income within accounts payable and other liabilities. The fair value of financial guarantees issued at the time of issuance is determined by reference to fees charged in an arm's length transaction for similar services, when such information is obtainable, or is otherwise estimated by reference to interest rate differentials, by comparing the actual rates charged by lenders when the guarantee is made available with the estimated rates that lenders would have charged, had the guarantees not been available, where reliable estimates of such information can be made. Where consideration is received or receivable for the issuance of the guarantee, the consideration is recognized in accordance with the Company's policies applicable to that category of asset. Where no such consideration is received or receivable, an immediate expense is recognized in profit or loss on initial recognition of any deferred income. The amount of the guarantee initially recognized as deferred income is amortized in profit or loss over the term of the guarantee as income from financial guarantees issued. In addition, provisions are recognised if and when (i) it becomes probable that the holder of the guarantee will call upon the Company under the guarantee, and (ii) the amount of that claim on the Company is expected to exceed the amount currently carried in trade and other payables in respect of the guarantee, i.e. the amount initially recognised, less accumulated amortisation.

Dividend distribution
(ab)	Dividend distribution

Dividend distribution to the shareholders of the Company and its subsidiaries is recognized as a liability in the period when the dividend is approved in the shareholders' meeting.

Contingencies
(ac)	Contingencies

Contingent liabilities are not recognized in the financial statements. They are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but disclosed when an inflow of economic benefit is probable.

Standards and amendments to published standards that are not yet effective but relevant to the Company and its subsidiaries
(ad)	Standards and amendments to published standards that are not yet effective but relevant to the Company and its subsidiaries

The following are standards or amendments to existing standards that have been published and are mandatory for the accounting periods beginning on or after 1 January 2018, but the Company and its subsidiaries have not early adopted:

•	IFRIC 22, "Foreign currency transactions and advance consideration", which will be effective for accounting periods beginning on or after 1 January 2018.
•	IFRS 15, "Revenue from contracts with customers", which will be effective for accounting periods beginning on or after 1 January 2018.
•	IFRS 9, "Financial instrument (2014)", which will be effective for accounting periods beginning on or after 1 January 2018.
•	IFRS 16, "Leases", which will be effective for accounting periods beginning on or after 1 January 2019.
•	Amendments to IAS 40, "Investment property: Transfers of investment property", which will be effective for accounting periods beginning on or after 1 January 2018.
•	IFRIC 23, "Uncertainty over income tax treatments", which will be effective for accounting periods beginning on or after 1 January 2019.
•	Included in "Annual improvements to IFRSs 2014-2016 Cycle", IAS 28, "Investments in Associates and Joint Ventures", which will be effective for accounting periods beginning on or after 1 January 2018.

The Company and its subsidiaries are in the process of making an assessment of what the impact of these amendments and new standards is expected to be in the period of initial application. While the assessment has been substantially completed for IFRS 9 and IFRS 15, the actual impacts upon the initial adoption of the standards may differ as the assessment completed to date is based on the information currently available to the Company and its subsidiaries, and further impacts may be identified before the standards are initially applied in the Company and its subsidiaries' interim financial report for the six months ending 30 June 2018. The Company and its subsidiaries may also change its accounting policy elections, including the transition options, until the standards are initially applied in that financial report.

(i)	IFRS 9, Financial instruments (2014)

IFRS 9 will replace the current standard on accounting for financial instruments, IAS 39, Financial instruments: Recognition and measurement. IFRS 9 introduces new requirements for classification and measurement of financial assets, including the measurement of impairment for financial assets and hedge accounting. On the other hand, IFRS 9 incorporates without substantive changes the requirements of IAS 39 for recognition and derecognition of financial instruments and the classification and measurement of financial liabilities.

IFRS 9 is effective for annual periods beginning on or after 1 January 2018 on a retrospective basis. The Company and its subsidiaries plan to use the exemption from restating comparative information and will recognise any transition adjustments against the opening balance of equity at 1 January 2018.

Expected impacts of the new requirements on the consolidated financial statements are as follows:

•
The Company and its subsidiaries have assessed that their financial assets currently measured at amortised cost and FVTPL will continue with their respective classification and measurements upon the adoption of IFRS 9;

•
With respect to the Company and its subsidiaries' financial assets currently classified as "available-for-sale", these are equity investments which the Company and its subsidiaries have the option to irrevocably designate as FVTOCI (without recycling) on transition to IFRS 9. The Company and its subsidiaries plan to elect this designation option for any of the investments held on 1 January 2018 and will recognise any fair value changes in respect of these investments in other comprehensive income as they arise. The Company and its subsidiaries are in the process of assessing the fair value of the available-for-sale financial assets currently measured at cost less impairment and will disclose the impact to the opening balance of the Company and its subsidiaries' equity as 1 January 2018 in interim financial report for the six months ending 30 June 2018.

•
The classification and measurement requirements for financial liabilities under IFRS 9 are largely unchanged from IAS 39, except that IFRS 9 requires the fair value change of a financial liability designated at FVTPL that is attributable to changes of that financial liability's credit risk to be recognised in other comprehensive income (without reclassification to profit or loss). The Company and its subsidiaries currently do not have any above mentioned financial liabilities designated at FVTPL and therefore this new requirement will not have any impact on the Company and its subsidiaries on adoption of IFRS 9.

•
The new impairment model in IFRS 9 replaces the "incurred loss" model in IAS 39 with an "expected credit loss" model. Under the expected credit loss model, it will no longer be necessary for a loss event to occur before an impairment loss is recognised. Instead, an entity is required to recognise and measure either a 12-month expected credit loss or a lifetime expected credit loss, depending on the asset and the facts and circumstances. The Company and its subsidiaries expect that the application of the expected credit loss model will result in earlier recognition of credit losses. Based on a preliminary assessment, the Company and its subsidiaries do not expect material change to the loss allowance for the Company and its subsidiaries' trade debtors and other debt investment held at amortised cost and net investment in finance lease.

•
IFRS 9 does not fundamentally change the requirements relating to measuring and recognising ineffectiveness under IAS 39. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting. The Company and its subsidiaries have assessed that its current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9 and therefore it expects that the accounting for its hedging relationships will not be significantly impacted.

(ii)	IFRS 15, Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for recognising revenue from contracts with customers. IFRS 15 will replace the existing revenue standards, IAS 18, Revenue, which covers revenue arising from sale of goods and rendering of services, and IAS 11, Construction contracts, which specifies the accounting for revenue from construction contracts. IFRS 15, deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. IFRS 15 provides that an entity should recognise revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for the goods or services provided and establishes a five step model to be applied by an entity in evaluating its contracts with customers. Revenue is recognised when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service. An entity should adopt IFRS 15 in transition using either modified retrospective approach or cumulative effect method.

During 2017, the Company substantially completed its assessment of the potential impact of the new standard, including performing a review of revenue streams and customer contracts in order to evaluate the effects that this standard may have on the consolidated statement of comprehensive income and consolidated statement of financial position. The Company and its subsidiaries' revenues are substantially generated from the sales of power heat and other goods. Effective 1 January 2018, the Company and its subsidiaries adopted IFRS 15 utilising the cumulative effect method, which results in the Company and its subsidiaries' retaining prior period comparative figures as reported under the previous standards and recognising the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of retained earnings as at the date of initial adoption, and will provide additional disclosures comparing results to previous IFRS in its 2018 consolidated financial statements. The Company and its subsidiaries plan to apply the new revenue standard only to contracts not completed as of the date of initial application, referred to as open contracts. Since the number of open contracts at 31 December is limited, and more than 95% of the Company and its subsidiaries' revenue comprised of contracts with customers from rate-regulated sales of power and heat, where revenue will continue to be recognised upon transmission to the customers, the Company and its subsidiaries expects that the adoption of IFRS 15 will not have material impact on the consolidated financial statements.

(iii)	IFRS 16, Lease

As disclosed in Note 2(y), currently the Company and its subsidiaries classify leases into finance leases and operating leases and account for the lease arrangements differently, depending on the classification of the lease. The Company and its subsidiaries enter into some leases as the lessor and others as the lessee.

IFRS 16 is not expected to impact significantly on the way that lessors account for their rights and obligations under a lease. However, once IFRS 16 is adopted, lessees will no longer distinguish between finance leases and operating leases. Instead, subject to practical expedients, lessees will account for all leases in a similar way to current finance lease accounting, i.e. at the commencement date of the lease the lessee will recognise and measure a lease liability at the present value of the minimum future lease payments and will recognise a corresponding "right-of-use" asset. After initial recognition of this asset and liability, the lessee will recognise interest expense accrued on the outstanding balance of the lease liability, and the depreciation of the right-of-use asset, instead of the current policy of recognising rental expenses incurred under operating leases on a systematic basis over the lease term. As a practical expedient, the lessee can elect not to apply this accounting model to short-term leases (i.e. where the lease term is 12 months or less) and to leases of low-value assets, in which case the rental expenses would continue to be recognised on a systematic basis over the lease term.

IFRS 16 will primarily affect the Company and its subsidiaries' accounting as a lessee of leases for properties, plant and equipment which are currently classified as operating leases. The application of the new accounting model is expected to lead to an increase in both assets and liabilities and to impact on the timing of the expense recognition in the statement of profit or loss over the period of the lease. As disclosed in Note 39(b), at 31 December 2017 the Company and its subsidiaries' future minimum lease payments under non-cancellable operating leases amount to RMB1,487 million for property, plant and equipment and land use rights, the majority of which is payable either between 1 and 5 years after the reporting date or in more than 5 years. Some of these amounts may therefore need to be recognised as lease liabilities, with corresponding right-of-use assets, once IFRS 16 is adopted. The Company and its subsidiaries will need to perform a more detailed analysis to determine the amounts of new assets and liabilities arising from operating lease commitments on adoption of IFRS 16, after taking into account the applicability of the practical expedient and adjusting for any leases entered into or terminated between now and the adoption of IFRS 16 and the effects of discounting.

There are no other amendments and new standards that are not yet effective that would be expected to have a material impact on the Company and its subsidiaries' consolidated financial statements.